Short-Term Investments	12 Months Ended
Dec. 31, 2022
Short-Term Investments.
Short-Term Investments

3.        Short-Term Investments

Short-term investments consist of equity securities with a maturity of greater than three months and less than twelve months when acquired. The Company reports its securities at fair value as of December 31, 2022 and 2021. Unrealized losses on securities of $1.7 million and $0.8 million, respectively, are reported in the consolidated statements of operations and comprehensive loss for the years ended December 31, 2022 and 2021. Short-term investments at December 31, 2022 and 2021 consisted of mutual funds with fair values of $35.8 million and $88.3 million, respectively.